Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2012	Aug. 01, 2012	Mar. 15, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	LIQUIDMETAL TECHNOLOGIES INC
Entity Central Index Key	0001141240
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float				$ 52,784,183
Entity Common Stock, Shares Outstanding		191,852,906	160,137,306
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2012